Variable Interest Entity (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
VIEs' consolidated assets and liabilities
Current assets	$ 7,304,993	$ 7,910,963
Property and equipment, net	83,522	86,683
Other noncurrent assets	1,984,507	1,104,447
Total assets	9,373,022	9,102,093
Total liabilities	469,232	282,293
Net assets	8,903,790	8,819,800
Current liabilities:
Other payables and accrued liabilities	433,585	173,810
Deferred revenues		13,281
Deferred rent liabilities		13,046
Taxes payable	35,647	82,156
Total liabilities	$ 469,232	$ 282,293